OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER ASSETS
Schedule of other assets

	2025	2024
Equipment installments receivable	$705.1	$703.5
Contract costs[1]	183.1	215.3
Contract assets	150.7	185.7
Audiovisual content	50.2	73.7
Other[2]	200.1	221.9
	1,289.2	1,400.1
Less current portion:
Equipment installments receivable (included in “Accounts receivable”)	(497.4)	(526.0)
Contract costs (included in “Other current assets”)	(111.9)	(127.3)
Contract assets	(109.2)	(139.6)
Audiovisual content (included in “Inventories”)	(34.3)	(42.6)
Other (included in “Accounts receivable”)	(26.2)	(55.0)
	$510.2	$509.6
1	Amortization amounted to $152.1 million in 2025 ($155.8 million in 2024 and $128.9 million in 2023).
2	Includes $197.8 million in government credits receivable for large investment projects in 2025 ($219.6 million in 2024).